Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Maximum Potential Amount Of Future Payments Classified Based Upon Internal Credit Ratings) (Detail) (JPY ¥)
In Billions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	¥ 155,373		¥ 166,657
Minimum [Member]
Guarantor Obligations [Line Items]
Accruing loans contractually past due, in day	90 days		90 days
Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	6,063		5,591
Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	3,849		3,502
Standby Letters Of Credit And Financial Guarantees [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	3,849		3,502
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	2,214		2,089
Performance Guarantees [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	2,214		2,089
Normal [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	5,692		5,329
Normal [Member] | Standby Letters Of Credit And Financial Guarantees [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	3,540		3,297
Normal [Member] | Performance Guarantees [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	2,152		2,032
Close Watch [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	225	[1]	227	[1]
Close Watch [Member] | Standby Letters Of Credit And Financial Guarantees [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	182	[1]	185	[1]
Close Watch [Member] | Performance Guarantees [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	43	[1]	42	[1]
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	13	[2]	13	[2]
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Standby Letters Of Credit And Financial Guarantees [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]

Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	11	[2]	12	[2]
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Performance Guarantees [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	2	[2]	1	[2]
Not Rated [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	133		22
Not Rated [Member] | Standby Letters Of Credit And Financial Guarantees [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	116		8
Not Rated [Member] | Performance Guarantees [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	¥ 17		¥ 14

[1]	Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower's loans are restructured loans or loans contractually past due 90 days or more for special reasons.
[2]	Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.